Investments (Details) - Schedule of Long-Term Investments - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Short-term investments
Total	$ 19,139,445	$ 9,837,445
Quoted prices in active markets (level 1) [Member]
Short-term investments
Total	19,139,445	9,837,445
Significant Other Observable Inputs (Level 2) [Member]
Short-term investments
Total
Significant other unobservable inputs (level 3) [Member]
Short-term investments
Total
Short-Term Investments [Member]
Short-term investments
Trading securities	4,951,441	5,837,445
Held-to-maturity debt securities	13,188,004	3,000,000
Short-Term Investments [Member] | Quoted prices in active markets (level 1) [Member]
Short-term investments
Trading securities	4,951,441	5,837,445
Held-to-maturity debt securities	13,188,004	3,000,000
Short-Term Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Short-term investments
Trading securities
Held-to-maturity debt securities
Short-Term Investments [Member] | Significant other unobservable inputs (level 3) [Member]
Short-term investments
Trading securities
Held-to-maturity debt securities
Long-Term Investments [Member]
Short-term investments
Held-to-maturity debt securities	1,000,000	1,000,000
Long-Term Investments [Member] | Quoted prices in active markets (level 1) [Member]
Short-term investments
Held-to-maturity debt securities	1,000,000	1,000,000
Long-Term Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Short-term investments
Held-to-maturity debt securities
Long-Term Investments [Member] | Significant other unobservable inputs (level 3) [Member]
Short-term investments
Held-to-maturity debt securities